CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	$ 55,903	¥ 396,905	¥ 1,574,171
Restricted cash	81,286	577,121	517,364
Short-term investments	422,052	2,996,527	2,130,377
Accounts receivable, net of allowance of RMB10,261 and RMB19,263 (US$2,713) as of December 31, 2022 and 2023, respectively	97,623	693,110	675,796
Current contract assets	80,687	572,871	450,085
Prepaid expense and other assets	26,738	189,846	342,468
Total current assets	764,298	5,426,445	5,690,619
Non-current assets
Non-current contract assets	18,927	134,383	103,591
Property, equipment and software, net	4,772	33,878	31,397
Intangible assets, net	24,987	177,407	56,614
Long-term investments	29,825	211,758	11,969
Right of use assets, net	8,430	59,851	18,447
Deferred tax assets	3,407	24,190	6,166
Goodwill	11,374	80,751	3,420
Total non-current assets	101,722	722,218	231,604
Total assets	866,020	6,148,663	5,922,223
Current liabilities
Insurance premium payables (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB516,661 and RMB591,953 as of December 31, 2022 and 2023, respectively)	83,375	591,953	516,661
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB453,996 and RMB490,698 as of December 31, 2022 and 2023, respectively)	84,182	597,684	584,123
Short-term loans	19,374	137,557
Current lease liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB9,122 and RMB10,114 as of December 31, 2022 and 2023, respectively)	4,635	32,908	9,354
Total current liabilities	192,905	1,369,611	1,121,691
Non-current liabilities
Non-current lease liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB4,701 and RMB3,626 as of December 31, 2022 and 2023, respectively)	3,844	27,293	4,701
Deferred tax liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB29,278 and RMB72,880 as of December 31, 2022 and 2023, respectively)	10,325	73,305	29,703
Total non-current liabilities	14,169	100,598	34,404
Total liabilities	207,074	1,470,209	1,156,095
Commitments and contingencies (Note 21)
Redeemable non-controlling interests	13,065	92,760
Shareholders' equity
Ordinary shares (US$0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,206,653,701 and 3,282,256,521 Class A ordinary shares issued as of December 31, 2022 and 2023, respectively, 3,108,040,681 and 2,899,717,031 Class A ordinary shares outstanding as of December 31, 2022 and 2023, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2022 and 2023)	20	139	135
Treasury stock	(2)	(12)	(3)
Additional paid-in capital	986,411	7,003,423	7,384,670
Accumulated other comprehensive income	20,297	144,107	108,245
Accumulated deficit	(360,845)	(2,561,963)	(2,726,919)
Total shareholders' equity	645,881	4,585,694	4,766,128
Total liabilities, mezzanine equity and shareholders' equity	866,020	6,148,663	5,922,223
Related Party [Member]
Current assets
Amount due from related parties	9	65	358
Current liabilities
Amount due to related parties	$ 1,339	¥ 9,509	¥ 11,553